Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets
Goodwill and Intangible Assets

5. Goodwill and Intangible Assets

        The changes in the carrying amount of goodwill for the year ended December 31, 2011 were as follows (in thousands):

Balance as of January 1, 2011	$—
Goodwill acquired	1,348

Balance as of December 31, 2011	$1,348

        Information regarding the Company's acquisition-related intangible assets is as follows (in thousands):

	As of December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Useful Life (in years)
Intellectual property	$72	$6	$66	9.2
Developed technology	—	—	—	—

Total	$72	$6	$66	9.2

	As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Useful Life (in years)
Intellectual property	$72	$13	$59	8.2
Developed technology	1,292	172	1,120	4.3

Total	$1,364	$185	$1,179	4.5

        Amortization expense of acquisition-related intangible assets for the years ended December 31, 2009, 2010, and 2011 was $0, $6,000, and $179,000, respectively. As of December 31, 2011, expected amortization expense for acquisition-related intangible assets for each of the next five years and thereafter was as follows (in thousands):

2012	$266
2013	266
2014	266
2015	266
2016	93
Thereafter	22

$1,179